UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018–June 30, 2019

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310
Reporting Period: 07/01/2018 - 06/30/2019
Legg Mason Partners Variable Income Trust

==================== Western Asset Core Plus VIT Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Western Asset Variable Global High Yield Bond Portfolio ============

MONTAGE RESOURCES CORP

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 14, 2019   Meeting Type: ANNUAL
Record Date:  APR 24, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director 1 Randall M. Albert      FOR       FOR          Management
1.2   Elect Director 2 Mark E. Burroughs, Jr. FOR       FOR          Management
1.3   Elect Director 3 Eugene I. Davis        FOR       FOR          Management
1.4   Elect Director 4 Don Dimitrievich       FOR       FOR          Management
1.5   Elect Director 5 Michael C. Jennings    FOR       FOR          Management
1.6   Elect Director 6 Richard D. Paterson    FOR       FOR          Management
1.7   Elect Director 7 D. Martin Phillips     FOR       FOR          Management
1.8   Elect Director 8 John K. Reinhart       FOR       FOR          Management
1.9   Elect Director 9 Douglas E. Swanson,    FOR       FOR          Management
      Jr.
1.10  Elect Director 10 Robert L. Zorich      FOR       FOR          Management
2     To ratify the appointment of Grant      FOR       FOR          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2019.
3     To approve the Montage Resources        FOR       FOR          Management
      Corporation 2019 Long-Term Incentive
      Plan.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By: /s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 16, 2019